Financial assets	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Financial assets	Financial Assets

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Current
Restricted cash(1)	97,017	106,869	8,540
Derivative instruments(2)	6,497	1,123	1,028
Total current	103,514	107,992	9,568
Non-current
Restricted cash(1)	36,372	—	—
Derivative instruments(2)	—	—	2,075
Total non-current	36,372	—	2,075
(1)Restricted cash as at December 31, 2020 includes amounts held in escrow for a shuttle tanker newbuilding yard installment payment, a deposit related to the sale of a vessel, funds for loan facility repayments, withholding taxes and office lease prepayments (December 31, 2019 - amounts held in escrow for a shuttle tanker newbuilding yard installment payment, a guarantee for certain operating expenses, funds for scheduled loan facility repayments, withholding taxes and office lease prepayments. January 1, 2019 - amounts held in escrow as collateral on the Partnership's cross currency swaps, funds for a scheduled loan facility repayment, withholding taxes and office lease prepayments).
(2)See Note 19 for additional information
Other Financial Liabilities

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Current
Derivative instruments	189,647	18,956	23,290
Obligations relating to finance leases(1)	8,839	255	—
Other	499	2,486	—
Total current	198,985	21,697	23,290
Non-current
Derivative instruments	13,950	143,222	144,867
Obligations relating to finance leases(1)	130,400	21,289	—
Total non-current	144,350	164,511	144,867
(1)See Note 12 for additional information. The financing liability accrues interest at a fixed rate of 5.5% until the related newbuilding vessels are delivered to the Partnership.

Derivative Financial Instruments
The Partnership’s activities expose it to a variety of financial risks, including liquidity risk, interest rate risk, foreign currency risk and credit risk. The Partnership selectively uses derivative financial instruments principally to manage certain of these risks.
The aggregate amount of the Partnership's derivative financial instrument positions is as follows:

	December 31, 2020		December 31, 2019		January 1, 2019
	Financial Asset	Financial Liability	Financial Asset	Financial Liability	Financial Asset	Financial Liability
	$	$	$	$	$	$
Interest rate swaps	—	203,597	—	161,630	3,103	108,552
Foreign currency forward contracts	6,497	—	1,123	548	—	4,650
Cross currency swaps	—	—	—	—	—	4,442
Warrants	—	—	—	—	—	50,513
Total	6,497	203,597	1,123	162,178	3,103	168,157
Total current	6,497	189,647	1,123	18,956	1,028	23,290
Total non-current	—	13,950	—	143,222	2,075	144,867
Interest Rate Risk
The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt. The Partnership has not designated, for accounting purposes, any of its interest rate swaps held during the years ended December 31, 2020 and 2019 as hedges of variable rate debt. Certain of the Partnership's interest rate swaps are secured by vessels.
As at December 31, 2020, the Partnership and its consolidated subsidiaries were committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset (Liability)(1) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(2)
U.S. Dollar-denominated interest rate swaps(3)(4)	LIBOR	647,368	(156,743)	0.50	4.0%
U.S. Dollar-denominated interest rate swaps(5)(6)	LIBOR	526,541	(46,854)	1.40	2.9%
		1,173,909	(203,597)
(1)Excludes accrued interest of $4.6 million.
(2)Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2020, ranged between 0.90% and 6.50%.
(3)Notional amount remains constant over the term of the swap, unless the swap is partially terminated.
(4)Includes four interest rate swaps, which as at December 31, 2020, had a total current notional amount of $547.4 million and a total fair value liability of $155.7 million. These interest rate swaps include early termination provisions, which if exercised, would terminate these interest rate swaps in 2021.
(5)Principal amount reduces quarterly or semi-annually.
(6)Includes one interest rate swap, which as at December 31, 2020, had a total current notional amount of $143.3 million and a total fair value liability of $28.9 million. This interest rate swap includes early termination provisions, which if exercised, would terminate this interest rate swap in 2021.
During the year ended December 31, 2020, the effective portion of previously designated and qualifying cash flow hedges recorded in accumulated other comprehensive income during the term of the hedging relationship and reclassified to earnings and reported in interest expense was a gain of $0.8 million (December 31, 2019 - gain of $0.7 million).
As at December 31, 2020, the Partnership had multiple interest rate swaps and foreign currency forward contracts governed by certain master agreements. Each of the master agreements provides for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Partnership’s consolidated statements of financial position. As at December 31, 2020, these derivatives had an aggregate fair value asset amount of $6.5 million and an aggregate fair value liability amount of $147.5 million (December 31, 2019 - an aggregate fair value asset amount of $1.1 million and an aggregate fair value liability amount of $118.2 million, January 1, 2019 - an aggregate fair value asset amount of nil and an aggregate fair value liability amount of $91.1 million).
Total realized and unrealized gain (loss) on the Partnership's derivative financial instruments that are not designated, for accounting purposes, as hedges are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the consolidated statements of income (loss) for the years ended December 31, 2020 and 2019 as follows:

	Year Ended December 31,
	2020	2019
	$	$
Realized gain (loss) on derivative instruments
Interest rate swaps	(59,143)	(29,185)
Foreign currency forward contracts	(1,310)	(5,054)
	(60,453)	(34,239)
Unrealized gain (loss) on derivative instruments
Interest rate swaps	(41,967)	(56,182)
Foreign currency forward contracts	5,921	5,226
Warrants (1)	—	50,513
	(36,046)	(443)
Total realized and unrealized gain (loss) on derivative instruments	(96,499)	(34,682)
(1)See below for additional information.

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.
Other Information Regarding Derivative Financial Instruments
Series D Detachable Warrants
In June 2016, the Partnership issued 4,500,000 warrants with an exercise price of $4.55 per unit (the $4.55 Warrants) and 2,250,000 warrants with an exercise price of $6.05 per unit (the $6.05 Warrants) (collectively, the Warrants) to a group of investors and subsidiaries of Teekay Corporation.
In September 2017, the exercise price of the $6.05 Warrants was reduced to $4.55 per unit. As at December 31, 2019, the Warrants had a seven-year term and were exercisable any time after six months following their issuance date. The Warrants could be settled either in cash or common units at the Partnership’s option.
The Warrants were classified as derivative financial instruments in the Partnership's consolidated statement of financial position with 6,750,000 Warrants outstanding at December 31, 2019.
On January 22, 2020, Brookfield completed the Merger (see Note 23 for additional information) of all of the outstanding publicly held and listed common units representing the Partnership's limited partner interests held by parties other than Brookfield. As a result of this transaction, and the fact that the exercise price of each of the outstanding Warrants exceeded the cash consideration of $1.55 per common unit, each of the Warrants was automatically canceled and ceased to exist. No consideration was delivered in respect thereof.
As at December 31, 2019, as a result of the pending Merger, the fair value measurement of the Warrants using Level 3 unobservable inputs was $nil.
Brookfield Warrants
In September 2017, the Partnership issued to Brookfield and Teekay Corporation 62.4 million and 3.1 million warrants, respectively (the Brookfield Warrants), with each warrant exercisable for one common unit. As part of a separate transaction, Brookfield concurrently transferred 11.4 million Brookfield Warrants to Teekay Corporation.
The Brookfield Warrants entitled the holders to acquire one common unit for each Brookfield Warrant for an exercise price of $0.01 per common unit, which was exercisable until September 25, 2024 if the Partnership's common unit volume-weighted average price was equal to or greater than $4.00 per common unit for 10 consecutive trading days.
In July 2018, Brookfield, through an affiliate, exercised its option to acquire an additional 2% of ownership interests in the Partnership's general partner from an affiliate of Teekay Corporation in exchange for 1.0 million Brookfield Warrants. In May 2019, Brookfield acquired all of Teekay Corporation's remaining interests in the Partnership including 17.3 million common unit equivalent warrants.
As at December 31, 2019, Brookfield held all of the 65.5 million Brookfield Warrants.
On January 22, 2020, Brookfield completed the Merger (see Note 23 for additional information) of all of the outstanding publicly held and listed common units representing the Partnership's limited partner interests held by parties other than Brookfield. As a result of this transaction, and the fact that the exercise price of each of the outstanding Brookfield Warrant exceeded the cash consideration of $1.55 per common unit, each of the Brookfield Warrants was automatically canceled and ceased to exist. No consideration was delivered in respect thereof.
As at December 31, 2019, as a result of the pending Merger, the fair value measurement of the Brookfield Warrants using Level 3 unobservable inputs was $nil.
The following table presents the notional amounts underlying the Partnership's derivative financial instruments by term to maturity as at December 31, 2020:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Fair value through profit or loss
Interest rate swaps	1,173.9	763.1	389.1	3.8	3.8	3.8	10.3
Foreign currency forward contracts	54.1	54.1	—	—	—	—	—
Total	1,228.0	817.2	389.1	3.8	3.8	3.8	10.3